ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Mar. 31, 2022
ACCOUNTS RECEIVABLE
Summary of accounts receivable

	As at	As at
	March 31, 2022	March 31, 2021
	$	$
Trade receivables	250,139	21,253
Sales tax receivable	728,176	768,981
Other receivables	250,430	23,527
	1,228,745	813,761